Quarterly Report
June 30, 2021
MFS®  Mississippi
Municipal Bond Fund
MMP-Q1

Portfolio of Investments
6/30/21 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Municipal Bonds – 96.6%
Airport Revenue – 0.6%
Dallas and Fort Worth, TX, International Airport Rev., “B”, 5%, 11/01/2044	$115,000	$121,881
Dallas and Fort Worth, TX, International Airport Rev., “C”, 5%, 11/01/2045	75,000	76,133
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, 5%, 12/01/2044	45,000	51,505
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, BAM, 5%, 12/01/2039	230,000	263,667
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/2039	35,000	39,741
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/2044	60,000	68,020
		$620,947
General Obligations - General Purpose – 23.2%
Bridgeview, IL, Stadium and Redevelopment Projects, AAC, 5.14%, 12/01/2036	$220,000	$232,629
Canton, MS, Mississippi Development Bank Special Obligation, “A”, AGM, 5.75%, 10/01/2031 (Prerefunded 10/01/2021)	625,000	633,646
Chicago, IL, General Obligation (Neighborhood Alive 21 Program), “B”, 5.5%, 1/01/2037	45,000	51,339
Chicago, IL, General Obligation Refunding Project, “A”, 5.25%, 1/01/2030	30,000	32,954
Chicago, IL, General Obligation, “A”, 5.5%, 1/01/2033	65,000	74,642
Chicago, IL, General Obligation, “A”, 5.5%, 1/01/2035	50,000	64,580
Chicago, IL, General Obligation, “D”, 5.5%, 1/01/2040	20,000	22,751
Chicago, IL, General Obligation, “F”, 5.5%, 1/01/2042	135,000	153,255
Commonwealth of Puerto Rico, General Obligation, “A”, 8%, 7/01/2035 (a)(d)	1,025,000	848,188
Jackson, MS, General Obligation Refunding, 5%, 3/01/2027	700,000	866,135
Jackson, MS, General Obligation Refunding, 5%, 3/01/2028	550,000	698,240
Mississippi Development Bank Special Obligation (Biloxi General Obligation), 4%, 3/01/2037	500,000	589,886
Mississippi Development Bank Special Obligation (City of Jackson, Mississippi General Obligation Capital City Convention Center Refunding Project), 5%, 3/01/2025	1,000,000	1,149,920
Mississippi Development Bank Special Obligation (Harrison County Coliseum), “A”, 5.25%, 1/01/2034	1,000,000	1,363,622
Mississippi Development Bank Special Obligation (Hattiesburg General Obligation Project), 4%, 2/01/2045	500,000	589,859
Mississippi Development Bank Special Obligation (Hattiesburg General Obligation), 5.25%, 2/01/2049	750,000	951,152
Mississippi Development Bank Special Obligation (Hattiesburg, Mississippi General Obligation), 4%, 2/01/2044	115,000	133,675
Mississippi Development Bank Special Obligation (Hinds County), 5%, 11/01/2032	500,000	620,538
Mississippi Development Bank Special Obligation (Hinds County), 4%, 11/01/2042	500,000	581,266
Mississippi Development Bank Special Obligation (Lauderdale County, Mississippi General Obligation Bond Project), 5%, 3/01/2028	300,000	378,638
Mississippi Development Bank Special Obligation (Lauderdale County, Mississippi General Obligation Bond Project), 5%, 3/01/2029	200,000	250,715
Mississippi Development Bank Special Obligation (Lauderdale County, Mississippi General Obligation Bond Project), 5%, 3/01/2031	200,000	248,761
Mississippi Development Bank Special Obligation (Rankin County), 5%, 3/01/2031	1,000,000	1,227,501
Mississippi Development Bank Special Obligation (Rankin County), 5%, 3/01/2032	1,000,000	1,227,910
Mississippi Development Bank Special Obligation (Vicksburg Sports Complex General Obligation Bond Project), BAM, 5%, 7/01/2048	1,000,000	1,228,052
Mississippi General Obligation, “A”, 5%, 6/01/2031	1,000,000	1,325,426
Mississippi General Obligation, “B”, 3%, 10/01/2035	875,000	983,255
Puerto Rico Public Buildings Authority Government Facilities Rev., “M-2”, AAC, 10%, 7/01/2035	150,000	158,552
State of Illinois, General Obligation, 5.5%, 5/01/2039	150,000	194,285
State of Illinois, General Obligation, “A”, 5%, 3/01/2030	130,000	167,213
State of Illinois, General Obligation, “A”, 5%, 3/01/2031	190,000	248,512
State of Mississippi, “A”, 5%, 10/01/2033	1,000,000	1,248,511
State of Mississippi, “A”, 5%, 11/01/2036	1,000,000	1,219,813
State of Mississippi, “B”, 5%, 12/01/2033	1,000,000	1,221,714
State of Mississippi, “B”, 4%, 10/01/2036	1,000,000	1,211,222
State of Mississippi, “B”, 4%, 10/01/2038	1,000,000	1,202,992
State of Mississippi, “D”, 4%, 12/01/2030	1,000,000	1,194,867
State of Mississippi, Capital Improvement Projects, “A”, 5%, 10/01/2030 (Prerefunded 10/01/2021)	1,000,000	1,012,108
		$25,608,324

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
General Obligations - Schools – 11.9%
Berks County, PA, Reading School District, AGM, 5%, 3/01/2036	$20,000	$24,196
Lamar County, MS, School District, 5%, 9/01/2031 (Prerefunded 9/01/2023)	1,095,000	1,207,423
Mississippi Development Bank Special Obligation (Canton Public School District), AGM, 5%, 12/01/2031	1,000,000	1,177,099
Mississippi Development Bank Special Obligation (Clinton Public School District), 4%, 4/01/2036	500,000	592,235
Mississippi Development Bank Special Obligation (Clinton Public School District), 4%, 4/01/2037	500,000	590,806
Mississippi Development Bank Special Obligation (Gulfport School District), BAM, 5%, 4/01/2031	500,000	554,359
Mississippi Development Bank Special Obligation (Gulfport School District), BAM, 5%, 4/01/2032	500,000	554,480
Mississippi Development Bank Special Obligation (Hinds County School District), 5%, 3/01/2043	450,000	559,193
Mississippi Development Bank Special Obligation (Jackson Public School District), BAM, 5.25%, 10/01/2037	1,000,000	1,271,761
Mississippi Development Bank Special Obligation (Lafayette County School District General Obligation Bond Project), BAM, 5%, 4/01/2030	100,000	129,153
Mississippi Development Bank Special Obligation (Rankin County), 4%, 6/01/2043	750,000	863,057
Mississippi Development Bank Special Obligation (Vicksburg Warren School District General Obligation Project), BAM, 5%, 3/01/2048	1,500,000	1,871,526
Mississippi Development Bank Special Obligation, (Mississippi Gulf Coast Community College District Facilities Construction and Refinancing Project), 5%, 12/01/2026	515,000	629,757
Natchez-Adams, MS, School District Trust Certificates, 5%, 2/01/2025	470,000	539,062
Natchez-Adams, MS, School District Trust Certificates, 5%, 2/01/2026	145,000	171,318
Natchez-Adams, MS, School District Trust Certificates, 5%, 2/01/2030	1,245,000	1,600,260
San Diego, CA, Unified School District (Election of 2008), Capital Appreciation, “C”, 0%, 7/01/2035	1,020,000	791,837
		$13,127,522
Healthcare Revenue - Hospitals – 7.9%
Chattanooga, TN, Health, Educational & Housing Facility Board Rev. (CommonSpirit Health), “A-1”, 4%, 8/01/2044	$5,000	$5,700
Chattanooga, TN, Health, Educational & Housing Facility Board Rev. (CommonSpirit Health), “A-2”, 5%, 8/01/2044	10,000	12,424
Chattanooga, TN, Health, Educational & Housing Facility Board Rev. (CommonSpirit Health), “A-2”, 5%, 8/01/2049	5,000	6,150
Colorado Health Facilities Authority Rev. (CommonSpirit Health), “A-2”, 4%, 8/01/2044	50,000	56,999
Gulfport, MS, Hospital Facilities Rev. (Memorial Hospital at Gulfport Project), 5%, 7/01/2027	500,000	588,568
Knox County, TN, Health, Educational & Housing Facility Board Rev. (University Health Systems, Inc.), “A”, 5%, 9/01/2030	465,000	577,291
Massachusetts Development Finance Agency Rev. (Partners Healthcare), “S”, 4%, 7/01/2041	535,000	618,168
Miami-Dade County, FL, Health Facilities Authority Hospital Rev., Unrefunded Balance, 6%, 8/01/2030	20,000	20,091
Mississippi Hospital Equipment & Facilities Authority Refunding Rev. (Forrest County General Hospital Refunding Project), “A”, 5%, 1/01/2028	575,000	709,405
Mississippi Hospital Equipment & Facilities Authority Rev. (Baptist Memorial Healthcare), “A”, 5%, 9/01/2022	1,000,000	1,051,238
Mississippi Hospital Equipment & Facilities Authority Rev. (Baptist Memorial Healthcare), “A”, 5%, 9/01/2044 (Put Date 9/01/2025)	500,000	573,191
Mississippi Hospital Equipment & Facilities Authority Rev. (Forrest County General Hospital Refunding Project), “A”, 4%, 1/01/2040	1,000,000	1,149,748
Mississippi Hospital Equipment & Facilities Authority Rev. (North Mississippi Health Services), “I”, 5%, 10/01/2026	585,000	709,048
Mississippi Hospital Equipment & Facilities Authority Rev. (North Mississippi Health Services), “IV”, 5%, 10/01/2037	1,500,000	1,879,742
Spartanburg County, SC, Regional Health Services District Hospital Rev., “A”, 4%, 4/15/2043	655,000	744,407
		$8,702,170
Industrial Revenue - Other – 0.3%
Tuscaloosa County, AL, Industrial Development Authority, Gulf Opportunity Zone (Hunt Refining Project), “A”, 5.25%, 5/01/2044 (n)	$290,000	$339,860
Industrial Revenue - Paper – 1.7%
Lowndes County, MS, Solid Waste Disposal & Pollution Control Rev. (Weyerhaeuser Co.), 6.8%, 4/01/2022	$750,000	$784,031
Warren County, MS, Environmental Improvement Rev. (International Paper Co. Project), “B”, 1.6%, 8/01/2027 (Put Date 6/16/2025)	1,000,000	1,041,428
		$1,825,459
Miscellaneous Revenue - Other – 1.2%
Mississippi Development Bank Special Obligation (Itawamba Community College Capital Improvement Project), 5%, 10/01/2029	$280,000	$364,192
Mississippi Development Bank Special Obligation (Itawamba Community College Capital Improvement Project), 5%, 10/01/2030	720,000	943,348
		$1,307,540

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Sales & Excise Tax Revenue – 6.5%
Guam Government Business Privilege Tax Refunding, “F”, 5%, 1/01/2029 (w)	$5,000	$6,195
Guam Government Business Privilege Tax Refunding, “F”, 5%, 1/01/2030 (w)	5,000	6,288
Guam Government Business Privilege Tax Refunding, “F”, 5%, 1/01/2031 (w)	5,000	6,383
Guam Government Business Privilege Tax Refunding, “F”, 4%, 1/01/2036 (w)	30,000	34,811
Guam Government Business Privilege Tax Refunding, “F”, 4%, 1/01/2042 (w)	40,000	45,571
Guam Government Business Privilege Tax Rev., “A”, 5.25%, 1/01/2036	295,000	302,235
Guam Government Business Privilege Tax Rev., “D”, 5%, 11/15/2031	270,000	310,845
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 5%, 1/01/2026	40,000	47,538
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 5%, 1/01/2027	80,000	97,808
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 5%, 1/01/2028	80,000	100,288
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 5%, 1/01/2029	15,000	19,223
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 5%, 1/01/2030	35,000	45,740
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 5%, 1/01/2036	35,000	44,766
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 5%, 1/01/2037	45,000	57,616
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 4%, 1/01/2038	35,000	41,415
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 4%, 1/01/2039	30,000	35,419
Massachusetts Bay Transportation Authority, Sales Tax Rev., “A-1”, 5.25%, 7/01/2029	750,000	999,252
Mississippi Development Bank Special Obligation (Jackson Sales Tax Rev. Infrastructure Project), 5%, 9/01/2030	1,650,000	2,166,606
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-1”, 4.55%, 7/01/2040	20,000	22,713
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-1”, 5%, 7/01/2058	929,000	1,070,781
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.329%, 7/01/2040	203,000	227,524
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.329%, 7/01/2040	71,000	79,578
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.536%, 7/01/2053	1,000	1,122
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.784%, 7/01/2058	33,000	37,583
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2024	1,000	960
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2027	38,000	34,788
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2029	7,000	6,105
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2031	346,000	278,933
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2033	330,000	247,804
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2046	1,891,000	621,875
Wisconsin Public Finance Authority Limited Obligation Grant Rev. (American Dream at Meadowlands Project), “A”, 6.25%, 8/01/2027 (n)	115,000	131,573
		$7,129,338
Single Family Housing - State – 4.3%
Connecticut Housing Finance Authority Rev. (Housing Mortgage Finance Program), “D-1”, GNMA, 4%, 11/15/2047	$350,000	$379,037
Iowa Finance Authority, Single Family Mortgage Rev., “A”, GNMA, 4%, 7/01/2047	350,000	378,655
Maryland Community Development Administration, Department of Housing & Community Development Housing Rev., “A”, 4.25%, 9/01/2049	405,000	450,660
Mississippi Home Corp., Single Family Mortgage Rev., “A”, GNMA, 3%, 12/01/2050	500,000	547,037
Mississippi Home Corp., Single Family Mortgage Rev., “B”, GNMA, 2.875%, 12/01/2043	1,000,000	1,050,831
Mississippi Home Corp., Single Family Mortgage Rev., “B”, GNMA, 3%, 6/01/2051 (w)	1,000,000	1,099,681
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “125A”, 3.7%, 10/01/2037	390,000	418,486
Tennessee Housing Development Agency, Residential Finance Program Rev., “1”, 4.25%, 1/01/2050	395,000	438,868
		$4,763,255
State & Local Agencies – 6.0%
Commonwealth of Pennsylvania, Tobacco Master Settlement Financing Authority Rev., 5%, 6/01/2032	$25,000	$30,936
Commonwealth of Pennsylvania, Tobacco Master Settlement Financing Authority Rev., 5%, 6/01/2033	25,000	30,823
Commonwealth of Pennsylvania, Tobacco Master Settlement Financing Authority Rev., 5%, 6/01/2034	10,000	12,294
Maryland Stadium Authority Rev., Baltimore City Public Schools Construction and Revitalization Program, “A”, 5%, 5/01/2047 (Prerefunded 5/01/2028)	115,000	146,692
Maryland Stadium Authority Rev., Baltimore City Public Schools Construction and Revitalization Program, “A”, 5%, 5/01/2047	225,000	276,950
Mississippi Development Bank Special Obligation (Desoto County Mississippi Highway Construction Project), 5%, 1/01/2029 (Prerefunded 1/01/2023)	500,000	536,175
Mississippi Development Bank Special Obligation (Desoto County Mississippi Highway Construction Project), 5%, 1/01/2030 (Prerefunded 1/01/2023)	500,000	536,175
Mississippi Development Bank Special Obligation (Desoto County Mississippi Highway Construction Project), ETM, 5%, 1/01/2026 (Prerefunded 1/01/2023)	1,105,000	1,184,947

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
State & Local Agencies – continued
Mississippi Development Bank Special Obligation (Laurel Highway Refunding Project), “B”, 4%, 1/01/2022	$735,000	$748,692
Mississippi Development Bank Special Obligation (Montfort Jones Memorial Hospital Project), 5.75%, 5/01/2036	500,000	501,840
Mississippi Development Bank Special Obligation (Tupelo Public Improvement Rev. Project), 5%, 7/01/2049	1,500,000	1,885,974
New Jersey Economic Development Authority Rev. (School Facilities Construction), “AAA”, 5%, 6/15/2026	100,000	120,433
New Jersey Economic Development Authority Rev. (School Facilities Construction), “LLL”, 5%, 6/15/2039	210,000	263,080
Orangeburg County, SC, Facilities Corp. Installment Purchase Rev. (Detention Center Project), 4%, 12/01/2042	280,000	317,961
		$6,592,972
Student Loan Revenue – 0.1%
Iowa Student Loan Liquidity Corp. Rev., “B”, 3%, 12/01/2039	$45,000	$47,730
Iowa Student Loan Liquidity Corp. Rev., “B”, 3.5%, 12/01/2044	110,000	113,787
		$161,517
Tax - Other – 4.1%
Birmingham-Jefferson, AL, Civic Center Authority, “B”, 5%, 7/01/2043	$455,000	$550,987
Mississippi Development Bank Special Obligation (Jackson Public School District Limited Tax Refunding Note Project), “B”, 5%, 10/01/2023	785,000	830,102
Puerto Rico Convention Center District Authority, Hotel Occupancy Tax Rev., “A”, AAC, 5%, 7/01/2031	510,000	523,200
State of Mississippi, Gaming Tax Rev., “A”, 4%, 10/15/2038	1,000,000	1,146,156
State of Mississippi, Gaming Tax Rev., “E”, 5%, 10/15/2030	1,305,000	1,525,713
		$4,576,158
Tobacco – 0.7%
Buckeye, OH, Tobacco Settlement Financing Authority Senior Asset-Backed Refunding, 2020A-2, “1”, 5%, 6/01/2036	$70,000	$90,660
Buckeye, OH, Tobacco Settlement Financing Authority Senior Asset-Backed Refunding, 2020B-2, “2”, 5%, 6/01/2055	370,000	432,218
Buckeye, OH, Tobacco Settlement Financing Authority Senior Asset-Backed Refunding, 2020B-3, Capital Appreciation, “2”, 0%, 6/01/2057	1,285,000	210,357
		$733,235
Toll Roads – 0.6%
Texas Private Activity Surface Transportation Corp., Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility), 7%, 12/31/2038	$110,000	$125,266
Texas Private Activity Surface Transportation Corp., Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility), 6.75%, 6/30/2043	85,000	96,280
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 6%, 1/01/2037	160,000	168,776
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 5.5%, 1/01/2042	310,000	324,984
		$715,306
Transportation - Special Tax – 2.6%
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “J”, NPFG, 5%, 7/01/2029	$10,000	$10,285
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “L”, AAC, 5.25%, 7/01/2038	910,000	984,723
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, AAC, 5.5%, 7/01/2029	555,000	608,943
Metropolitan Transportation Authority Rev., NY, Anticipation Note, “D-1”, 5%, 9/01/2022	255,000	268,973
New Jersey Transportation Trust Fund Authority, “A”, 4%, 6/15/2038 (w)	30,000	34,228
New Jersey Transportation Trust Fund Authority, “A”, 4%, 6/15/2039 (w)	65,000	73,928
New Jersey Transportation Trust Fund Authority, “A”, 4%, 6/15/2040 (w)	60,000	68,010
New Jersey Transportation Trust Fund Authority, “A”, 4%, 6/15/2041 (w)	55,000	62,185
New Jersey Transportation Trust Fund Authority, “A”, 4%, 6/15/2042 (w)	55,000	61,976
New Jersey Transportation Trust Fund Authority, “AA”, 5%, 6/15/2029 (w)	30,000	36,581
New Jersey Transportation Trust Fund Authority, “AA”, 5%, 6/15/2030 (w)	25,000	30,940
New Jersey Transportation Trust Fund Authority, “AA”, 5%, 6/15/2031 (w)	40,000	50,271
New Jersey Transportation Trust Fund Authority, “AA”, 5%, 6/15/2032 (w)	30,000	38,312
New Jersey Transportation Trust Fund Authority, “AA”, 5%, 6/15/2033 (w)	40,000	50,717
New Jersey Transportation Trust Fund Authority, “AA”, 5%, 6/15/2034 (w)	35,000	44,169
New Jersey Transportation Trust Fund Authority, “AA”, 5%, 6/15/2035 (w)	35,000	43,951
New Jersey Transportation Trust Fund Authority, “AA”, 5%, 6/15/2036 (w)	35,000	43,755
New Jersey Transportation Trust Fund Authority, “AA”, 5%, 6/15/2037 (w)	20,000	24,889
New Jersey Transportation Trust Fund Authority, “AA”, 5%, 6/15/2045	60,000	75,630
New Jersey Transportation Trust Fund Authority, “AA”, 5%, 6/15/2050	40,000	50,171

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Transportation - Special Tax – continued
New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement Rev., “A-1”, 5%, 6/15/2027	$165,000	$197,873
New Jersey Transportation Trust Fund Authority, Transportation System, “A”, 5.25%, 12/15/2021	55,000	56,239
		$2,916,749
Universities - Colleges – 11.7%
Massachusetts Health & Educational Facilities Authority Rev. (Massachusetts Institute of Technology), “I-1”, 5.2%, 1/01/2028	$920,000	$1,180,906
Medical Center, Educational Building Corp. Rev. (University of Mississippi Medical Center), “B”, AAC, 5.5%, 12/01/2023	470,000	504,620
Mississippi State University, Educational Building Corp. Refunding Rev. (Mississippi State University Facilities Refinancing), “A”, 4%, 8/01/2043	600,000	694,032
Mississippi State University, Educational Building Corp. Rev. (Campus Improvement Project), 5%, 11/01/2031	500,000	589,779
Mississippi State University, Educational Building Corp. Rev. (Mississippi State University Refunding and Improvements Project), 5.25%, 8/01/2038 (Prerefunded 8/01/2023)	1,000,000	1,105,017
Mississippi State University, Educational Building Corp. Rev. (Residence Hall Construction and Refunding Project), 5%, 8/01/2036 (Prerefunded 8/01/2021)	1,585,000	1,591,253
University of Mississippi Medical Center, Educational Building Corp. Rev. (New Facilities & Refinancing Project), “A”, 4%, 6/01/2047	1,000,000	1,117,019
University of Mississippi Medical Center, Educational Building Corp. Rev. (New Facilities & Refinancing Project), “A”, 5%, 6/01/2047	1,250,000	1,497,587
University of Mississippi, Educational Building Corp. Rev. (Facilities Refinancing Project), “A”, 5%, 10/01/2028	115,000	147,341
University of Southern Mississippi, Educational Building Corp. Rev. (Facilities Refinancing Project), 5%, 9/01/2034	1,480,000	1,778,734
University of Southern Mississippi, Educational Building Corp. Rev. (Facilities Refinancing Project), “A”, 5%, 3/01/2028	745,000	859,986
University of Southern Mississippi, Educational Building Corp. Rev. (Facilities Refinancing Project), “A”, 5%, 9/01/2035	1,515,000	1,817,291
		$12,883,565
Utilities - Cogeneration – 0.1%
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority Rev. (Cogeneration Facilities - AES Puerto Rico Project), 9.12%, 6/01/2022	$120,000	$123,000
Utilities - Investor Owned – 0.5%
Mississippi Business Finance Corp. Refunding Rev. (System Energy Resources, Inc. Project), 2.375%, 6/01/2044	$500,000	$502,728
Utilities - Municipal Owned – 2.7%
Guam Power Authority Rev., “A”, AGM, 5%, 10/01/2033	$315,000	$352,362
Guam Power Authority Rev., “A”, AGM, 5%, 10/01/2039	75,000	83,446
Guam Power Authority Rev., “A”, AGM, 5%, 10/01/2044	85,000	94,173
Mississippi Development Bank Special Obligation (Municipal Energy Agency Power Supply Project), AGM, 5%, 3/01/2035	500,000	586,894
Puerto Rico Electric Power Authority Rev., “A”, 5%, 7/01/2029 (a)(d)	240,000	232,800
Puerto Rico Electric Power Authority Rev., “A”, 5%, 7/01/2042 (a)(d)	35,000	33,950
Puerto Rico Electric Power Authority Rev., “AAA”, 5.25%, 7/01/2021 (a)(d)	20,000	19,500
Puerto Rico Electric Power Authority Rev., “AAA”, 5.25%, 7/01/2030 (a)(d)	10,000	9,725
Puerto Rico Electric Power Authority Rev., “CCC”, 5.25%, 7/01/2027 (a)(d)	90,000	87,525
Puerto Rico Electric Power Authority Rev., “DDD”, 5%, 7/01/2020 (a)(d)	10,000	9,688
Puerto Rico Electric Power Authority Rev., “DDD”, 5%, 7/01/2021 (a)(d)	90,000	87,525
Puerto Rico Electric Power Authority Rev., “DDD”, 5%, 7/01/2022 (a)(d)	150,000	145,500
Puerto Rico Electric Power Authority Rev., “DDD”, AGM, 3.625%, 7/01/2023	15,000	15,037
Puerto Rico Electric Power Authority Rev., “DDD”, AGM, 3.65%, 7/01/2024	80,000	80,192
Puerto Rico Electric Power Authority Rev., “EEE”, 6.05%, 7/01/2032 (a)(d)	50,000	47,562
Puerto Rico Electric Power Authority Rev., “SS”, AGM, 4.375%, 7/01/2030	10,000	10,026
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2021 (a)(d)	40,000	38,900
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2023 (a)(d)	40,000	38,800
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2027 (a)(d)	5,000	4,850
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2037 (a)(d)	120,000	116,400
Puerto Rico Electric Power Authority Rev., “UU”, AGM, 5%, 7/01/2024	500,000	526,952
Puerto Rico Electric Power Authority Rev., “UU”, AGM, 4.25%, 7/01/2027	60,000	60,157
Puerto Rico Electric Power Authority Rev., “VV”, NPFG, 5.25%, 7/01/2030	105,000	113,050
Puerto Rico Electric Power Authority Rev., “VV”, NPFG, 5.25%, 7/01/2034	10,000	10,770
Puerto Rico Electric Power Authority Rev., “WW”, 5.375%, 7/01/2022 (a)(d)	10,000	9,738
Puerto Rico Electric Power Authority Rev., “WW”, 5.25%, 7/01/2025 (a)(d)	15,000	14,587
Puerto Rico Electric Power Authority Rev., “ZZ”, 5%, 7/01/2018 (a)(d)	60,000	57,600

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Utilities - Municipal Owned – continued
Puerto Rico Electric Power Authority Rev., “ZZ”, 5.25%, 7/01/2023 (a)(d)	$65,000	$63,212
Puerto Rico Electric Power Authority Rev., “ZZ”, 5.25%, 7/01/2024 (a)(d)	20,000	19,450
Puerto Rico Electric Power Authority Rev., “ZZ”, 5.25%, 7/01/2026 (a)(d)	60,000	58,350
		$3,028,721
Utilities - Other – 0.3%
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/2021	$185,000	$186,511
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/2022	95,000	100,395
		$286,906
Water & Sewer Utility Revenue – 9.6%
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 7/01/2036	$30,000	$34,304
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 1/01/2046	145,000	164,350
Guam Waterworks Authority Rev. (Water and Wastewater System), “A”, 5%, 7/01/2029	30,000	33,058
Guam Waterworks Authority Rev. (Water and Wastewater System), “A”, 5%, 7/01/2035	30,000	32,782
Guam Waterworks Authority Rev. (Water and Wastewater System), “A”, 5%, 1/01/2050	120,000	147,315
Jackson County, MS, Utility Authority Rev. (Water and Wastewater Treatment System), AGM, 5%, 9/01/2040	2,000,000	2,243,697
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Sewage Disposal System Rev. Refunding Second Lien Local Project), “C-7”, NPFG, 5%, 7/01/2032	25,000	28,272
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Second Lien Local Project), “D-6”, NPFG, 5%, 7/01/2036	30,000	33,812
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Senior Lien Local Project), “D-1”, AGM, 5%, 7/01/2035	15,000	16,944
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Senior Lien Local Project), “D-1”, AGM, 5%, 7/01/2037	35,000	39,459
Mississippi Development Bank Special Obligation (Jackson Water and Sewer System Rev. Bond Project), AGM, 6.875%, 12/01/2040	750,000	854,045
Mississippi Development Bank Special Obligation (Jackson Water and Sewer System Rev. Bond Project), “A”, AGM, 5%, 9/01/2023	1,220,000	1,229,126
Mississippi Development Bank Special Obligation (Meridian Combined Water and Sewer Rev. Project), BAM, 4%, 7/01/2045	1,305,000	1,544,110
Mississippi Development Bank Special Obligation (Meridian Combined Water and Sewer Rev. Project), BAM, 4%, 7/01/2050	1,500,000	1,763,747
West Rankin, MS, Utility Authority Rev., AGM, 5%, 1/01/2043	1,000,000	1,227,710
West Rankin, MS, Utility Authority Rev., AGM, 5%, 1/01/2048	1,000,000	1,221,550
		$10,614,281
Total Municipal Bonds		$106,559,553
Bonds – 0.2%
Consumer Services – 0.2%
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2025 (n)	$161,000	$142,362
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2043 (n)	300,000	91,965
Total Bonds		$234,327
Investment Companies (h) – 1.8%
Money Market Funds – 1.8%
MFS Institutional Money Market Portfolio, 0.02% (v)	1,942,838	$1,942,838

Other Assets, Less Liabilities – 1.4%		1,535,262
Net Assets – 100.0%		$110,271,980
(a)	Non-income producing security.
(d)	In default.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $1,942,838 and $106,793,880, respectively.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $705,760, representing 0.6% of net assets.

Portfolio of Investments (unaudited) – continued
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(w)	When-issued security.
The following abbreviations are used in this report and are defined:
AAC	Ambac Assurance Corp.
AGM	Assured Guaranty Municipal
BAM	Build America Mutual
ETM	Escrowed to Maturity
GNMA	Government National Mortgage Assn.
NPFG	National Public Finance Guarantee Corp.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
6/30/21 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2021 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$106,559,553	$—	$106,559,553
U.S. Corporate Bonds	—	234,327	—	234,327
Mutual Funds	1,942,838	—	—	1,942,838
Total	$1,942,838	$106,793,880	$—	$108,736,718
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$38,650	$5,972,377	$4,068,189	$—	$—	$1,942,838
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$179	$—

Supplemental Information (unaudited) – continued
(3) Jurisdiction Weightings
Jurisdiction weighting percentages based on net assets, as of June 30, 2021, are as follows:
Mississippi	75.4%
Puerto Rico	7.2%
Massachusetts	2.6%
Illinois	1.6%
Guam	1.5%
New Jersey	1.3%
Tennessee	1.2%
South Carolina	1.0%
Alabama	0.8%
Maryland	0.8%
California	0.7%
Ohio	0.7%
Virginia	0.6%
Iowa	0.5%
Michigan	0.5%
Pennsylvania	0.5%
Texas	0.4%
Connecticut	0.3%
New York	0.2%
Colorado	0.1%
Wisconsin	0.1%
Florida (o)	0.0%
(o) Less than 0.1%
The jurisdiction weighting percentages include both accrued interest amounts and equivalent exposure from any derivatives holdings, if applicable.
(4) Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. Multiple surges in cases globally, the availability and widespread adoption of vaccines, and the emergence of variant strains of the virus continue to create uncertainty as to the future and long-term impacts resulting from the pandemic including impacts to the prices and liquidity of the fund's investments and the fund's performance.